Victory Portfolios
Victory Global Energy Transition Fund	Victory RS Growth Fund
Victory RS Partners Fund	Victory RS Science and Technology Fund
Victory RS Value Fund	Victory RS International Fund
Victory RS Large Cap Alpha Fund	Victory RS Global Fund
Victory RS Investors Fund	Victory Low Duration Bond Fund
Victory RS Small Cap Growth Fund	Victory High Yield Fund
Victory RS Select Growth Fund	Victory Floating Rate Fund
Victory RS Mid Cap Growth Fund

Supplement dated October 21, 2026,

to the Statement of Additional Information dated May 1, 2026 (“SAI”)

The table referencing “Fund Ownership” under the section titled PORTFOLIO MANAGERS on pages-67-68 of the SAI has been deleted and replaced with the following:

Dollar Range of Shares
Beneficially Owned as of
Portfolio Manager	Fund	December 31, 2025
Pioneer Investments
Jonathan Sharkey	Victory Floating Rate Fund	$10,001 - $50,000
Timothy J. Cassidy	Victory Floating Rate Fund	None
SailingStone
MacKenzie B. Davis	Victory Global Energy Transition Fund	None
Kenneth L. Settles Jr.	Victory Global Energy Transition Fund	$500,001 - $1,000,000
Brian Lively	Victory Global Energy Transition Fund	None
RS Investments – Value
Robert J. Harris	Victory RS Partners Fund	$500,001 - $1,000,000
	Victory RS Value Fund	$100,001 - $500,000
	Victory RS Large Cap Alpha Fund	$100,001 - $500,000
	Victory RS Investors Fund	$100,001 - $500,000
Joseph M. Mainelli	Victory RS Partners Fund	$100,001 - $500,000
	Victory RS Value Fund	$100,001 - $500,000
	Victory RS Large Cap Alpha Fund	$100,001 - $500,000
	Victory RS Investors Fund	$100,001 - $500,000
RS Investments – Growth
Stephen J. Bishop	Victory RS Small Cap Growth Fund	$100,001 - $500,000
	Victory RS Select Growth Fund	None
	Victory RS Mid Cap Growth Fund	$100,001 - $500,000
	Victory RS Growth Fund	None
	Victory RS Science and Technology Fund	Over $1,000,000
Melissa Chadwick-Dunn	Victory RS Small Cap Growth Fund	$500,001 - $1,000,000
	Victory RS Select Growth Fund	$100,001 - $500,000
	Victory RS Mid Cap Growth Fund	$100,001 - $500,000
	Victory RS Growth Fund	$100,001 - $500,000
Paul Leung	Victory RS Small Cap Growth Fund	$50,001 - $100,000
	Victory RS Select Growth Fund	$10,001 - $50,000
	Victory RS Mid Cap Growth Fund	$100,001 - $500,000
	Victory RS Growth Fund	$10,001 - $50,000
	Victory RS Science and Technology Fund	$50,001 - $100,000
D. Scott Tracy	Victory RS Small Cap Growth Fund	$500,001 - $1,000,000
	Victory RS Select Growth Fund	$100,001 - $500,000
	Victory RS Mid Cap Growth Fund	$100,001 - $500,000
	Victory RS Growth Fund	$100,001 - $500,000
RS Investments - Developed Markets
U-Wen Kok	Victory RS Global Fund	$500,001 - $1,000,000
	Victory RS International Fund	$100,001-500,000
Adam Mezan	Victory RS Global Fund	$100,001-500,000
	Victory RS International Fund	$100,001-500,000
Victory Income Investors
James F. Jackson, Jr. CFA	Victory High Yield Fund	None
Kurt Daum, J.D.	Victory High Yield Fund	$10,001 - $50,000
Jason Lincoln	Victory High Yield Fund	$10,001 - $50,000
Brian W. Smith	Victory Low Duration Bond Fund	None
Douglas J. Rollwitz	Victory Low Duration Bond Fund	None
Zach Winters	Victory Low Duration Bond Fund	$1 - $10,000

If you wish to obtain more information, please call the Victory Funds at 800-539-FUND (800-539-3863) or your financial advisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

34290-00-1026